Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Collaboration revenue		$ 0	$ 42,000
Grant revenue		1,430	0
Total revenue		1,430	42,000
Operating expenses:
Research and development		19,956	21,832
General and administrative		13,371	4,349
Total operating expenses		33,327	26,181
Operating (loss) income		(31,897)	15,819
Other income (expense)
Interest income		6	67
Interest expense		(1,764)	(1,333)
Other income (expense), net		1,035	9
Change in fair value of earn-out liability		48,910	0
Loss on debt extinguishment		(492)	0
Total other income (expense)		47,695	(1,257)
Income before income taxes		15,798	14,562
Income tax expense		0	351
Net income and comprehensive income	[1]	15,798	14,211
Income allocable to participating securities		0	(14,045)
Net income attributable to common shareholders		$ 15,798	$ 166
Net income per share attributable to common shareholders:
Basic		$ 1.05	$ 0.12
Diluted		$ 0.44	$ 0.11
Weighted-average common shares outstanding:
Basic		15,105,851	1,410,549
Diluted		36,004,063	2,654,849

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.